Related Party Transactions	12 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 17 – RELATED PARTY TRANSACTIONS

1)	Nature of relationships with related parties:

Name	Relationship with the Company
Tao Ling	Principal shareholder, Chief Executive Officer and Chairman of the Company
Xiaohong Yin	Principal shareholder and director of the Company
Bozhen Gong	Immediate family member of Tao Ling
Yun Tan	Immediate family member of Tao Ling
Rongxin Ling	Immediate family member of Tao Ling
Peizhen Zhang	Immediate family member of Tao Ling
Ying Ling	Immediate family member of Tao Ling
Jing Ling	Immediate family member of Tao Ling
Nanjing Shun yi Jing Electric Technology Co., Ltd.	Principal shareholder is immediate family member of Tao Ling
Luzhou Nachuan Investment Limited	An entity which owns 5% equity interest of Luzhou Aozhi
Midea International Co., Ltd*	Principal shareholder of the Company
Nanjing Aoni Investment Management Partnership (Limited Partnership)**	An entity which owns 71.43% equity interest of Sichuan Aoniuxin

*	Midea International Co., Ltd became a new related party in January 2024 through a private placement issuance

**	Nanjing Aoni Investment Management Partnership (Limited Partnership) became a new related party in January 2024 through its investment in Auniuxin.

2)	Related party borrowings

For the year ended September 30, 2024, the Company’s related parties provided working capital to support the Company’s operations when needed. The borrowings were unsecured, due on demand. The following table summarizes borrowing transactions with the Company’s related parties:

	Borrowing/	Payment/
	Collecting	Lending
Name of Related Parties	Amount	Amount
Tao Ling	$4,039,254	$3,782,463
Xiaohong Yin	2,992,657	3,253,431
Rongxin Ling	208,209	-
Peizhen Zhang	152,687	-
Bozhen Gong	83,284	-
Ying Ling	83,284	138,806
Jing Ling	194,328	55,522
Yun Tan	-	180,448
Nanjing Shun yi Jing Electric Technology Co., Ltd.	1,628,600	806,877
Midea International Co., Ltd	1,859,000	1,808,000
Total	$11,241,303	$10,025,547

As of September 30, 2024, a total of $17,954,856 bank loans were guaranteed by the Company’s major shareholder, Mr. Tao Ling and his immediate family members. No guarantee fee was charged by Mr. Tao Ling and his immediate family members for the guarantees for the year ended September 30, 2024.

For the year ended September 30, 2023, the Company’s related parties provided working capital to support the Company’s operations when needed. The borrowings were unsecured, due on demand, and interest free. The following table summarizes borrowing transactions with the Company’s related parties:

Name of Related Parties	Borrowing/ Collecting Amount	Payment/ Lending Amount
Xiaohong Yin	$5,097,075	$3,327,076
Tao Ling	793,955	793,955
Bozhen Gong	70,889	297,733
Ying Ling	141,778	-
Yun Tan	141,778	141,778
Nanjing Shun yi Jing Electric Technology Co., Ltd.	1,361,065	673,444
Total	$7,606,540	$5,234,986

As of September 30, 2023, a total of $10,964,912 bank loans were guaranteed by, or pledged by the personal assets owned by, the Company’s major shareholder, Mr. Tao Ling and his immediate family members. No guarantee fee was charged by Mr. Tao Ling and his immediate family members for the guarantees for the year ended September 30, 2023

3) Related party transactions	Sales	Sales
Name of Related Parties	September 30, 2024	September 30, 2023
Midea International Co., Ltd.	2,669,975	-
Total	$2,669,975	$-

4)	Related party balances

Net outstanding balances with related parties consisted of the following as of September 30, 2024 and 2023:

Accounts	Name of Related Parties	September 30, 2024	September 30, 2023
Due from related parties	Midea International Co., Ltd.	426,909	-
Total due from related parties		$426,909	$-

Accounts	Name of Related Parties	September 30, 2024	September 30, 2023
Due to related parties	Tao Ling	$263,623	$-
Due to related parties	Xiaohong Yin	1,510,488	1,710,347
Due to related parties	Bozhen Gong	156,749	68,531
Due to related parties	Yun Tan	-	178,180
Due to related parties	Rongxin Ling	356,247	137,061
Due to related parties	Peizhen Zhang	270,748	109,649
Due to related parties	Ying Ling	85,499	137,061
Due to related parties	Jing Ling	142,499	-
Due to related parties	Nanjing Shun yi Jing Electric Technology Co., Ltd.	1,541,837	664,748
Due to related parties	Midea International Co., Ltd	451,000	-
Total due to related parties		$4,778,690	$3,005,577